Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 01, 2019
Entity Registrant Name	Krane Shares Trust
Entity Central Index Key	0001547576
Amendment Flag	false
Document Creation Date	Feb. 01, 2019
Document Effective Date	Feb. 01, 2019
Prospectus Date	Feb. 01, 2019
KraneShares Asia Robotics and Artificial Intelligence Index ETF | KraneShares Asia Robotics and Artificial Intelligence Index ETF | KraneShares Asia Robotics and Artificial Intelligence Index ETF
Risk/Return:
Trading Symbol	KBOT